Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses		$ 1,696	$ 1,928
Accrued interest expenses		1,355	1,562
Settlement and clearing accounts		1,199	1,379
Lease liabilities		3,927	3,943
Other		1,553	900
Total other financial liabilities measured at amortized cost		9,729	9,712
UBS AG
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses		1,508	1,697
Accrued interest expenses		1,382	1,596
Settlement and clearing accounts		1,181	1,368
Lease liabilities	[1]	3,821	3,858
Other	[2]	2,530	1,854
Total other financial liabilities measured at amortized cost		$ 10,421	$ 10,373

[1]	In 2020 UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information.
[2]	In 2020 UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees. Refer to Note 1b for more information.